Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Total Revenue by Geographic Region

Total revenue by geographic region for the years 2015, 2014 and 2013 are as follows (in thousands):

	Year ended December 31,
	2015	2014	2013
United States	$14,289	$15,532	$11,087
Japan	1,897	898	1,104
Europe	1,817	1,986	2,089
Other	1,121	985	1,046

Total	$19,124	$19,401	$15,326

Summary of Components of Inventories

The Company’s inventories consisted of the following (in thousands):

	December 31,
	2015	2014
Raw materials	$1,168	$1,242
Work in-process	1,412	1,120
Finished goods	1,337	1,280

Total inventories	$3,917	$3,642

Summary of Numerators and Denominators in Calculation of Basic and Diluted Net Income (Loss) per Share

The numerators and denominators in the calculation of basic and diluted net loss per share were as follows (in thousands except per share amounts):

	Year Ended December 31,
	2015	2014	2013
Numerators:
Net loss	$(22,663)	$(22,110)	$(21,452)
Denominators:
Weighted average shares used to compute basic net loss per share	118,523	111,666	103,078
Effect of dilutive securities:
Dilution from stock options	—	—	—
Dilution from ESPP	—	—	—

Dilutive common shares	—	—	—

Weighted average shares used to compute basic net loss per share	118,523	111,666	103,078

Net loss per share:
Basic	$(0.19)	$(0.20)	$(0.21)

Diluted	$(0.19)	$(0.20)	$(0.21)